Law Offices

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street

Suite 2600

Philadelphia, PA 19103

(215) 564-8104

1933 Act Rule 497(e)

1933 Act File No. 002-73948

1940 Act File No. 811-3258

August 11, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	XBRL Exhibits
DFA Investment Dimensions Group Inc.
File Nos. 002-73948 and 811-3258

Ladies and Gentlemen:

On behalf of DFA Investment Dimensions Group Inc. (the “Registrant”), pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Items 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the supplement to the prospectus dated February 28, 2015, as supplemented, filed with the U.S. Securities and Exchange Commission via the EDGAR system on July 21, 2015 (Accession No. 0001193125-15-258104) pursuant to Rule 497(e) under the 1933 Act.

If you have any questions regarding this filing, please contact me at the above-referenced telephone number or, in my absence, Jana Cresswell, Esquire at (215) 564-8048.

Very truly yours,

/s/ Amy G. Smith

Amy G. Smith